Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
Net loss (in Dollars)	$ (3,606,004)	$ (1,089,759)	$ (6,926,260)	$ (1,948,791)	$ (13,782,384)	$ 10,145
Basic weighted average common shares outstanding	16,904,066	6,425,375	15,390,821	6,425,375	12,985,830	6,080,372
Diluted weighted average common shares outstanding
Diluted weighted average common shares outstanding	16,904,066	6,425,375	15,390,821	6,425,375	12,985,830	6,080,372
Basic net loss per share (in Dollars per share)	$ (0.21)	$ (0.17)	$ (0.45)	$ (0.3)	$ (1.06)	$ 0
Diluted net loss per share (in Dollars per share)	$ (0.21)	$ (0.17)	$ (0.45)	$ (0.3)	$ (1.06)	$ 0